Goodwill and Intangible Assets - Indefinite-lived intangibles (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-lived Intangibles Assets, Impairment test, Discount Rate Used	8.00%
Indefinite-lived Intangibles Assets, Impairment Test, Terminal Growth Rate Used	2.75%
Indefinite-lived Intangible Assets	$ 1,701,900,000	$ 1,703,600,000
Playtex [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-Lived Intangible Assets, Fair Value as Percent of Carrying Value	115.00%
Indefinite-lived Intangible Assets	650
Wet Ones [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-Lived Intangible Assets, Fair Value as Percent of Carrying Value		106.00%
Indefinite-lived Intangible Assets	$ 200